UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2668

Oppenheimer Rochester AMT-Free Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—105.7%
Alabama—5.3%
$20,000,000	Birmingham, AL Commercial Devel. Authority (Civic Center Improvements)[1]	5.500%		04/01/2041	$22,019,200
385,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)[1]	6.125		12/01/2025	384,981
205,000	Cooperative District, AL Fort Deposit[1]	6.000		02/01/2036	191,441
3,500,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[1]	6.750		02/01/2029	3,636,500
4,500,000	Homewood, AL Educational Building Authority (Samford University)[1]	5.000		12/01/2047	5,041,395
4,500,000	Jefferson County, AL GO1	5.000		09/15/2035	5,155,020
20,185,000	Jefferson County, AL Sewer[1]	0.000	[2]	10/01/2046	16,739,421
8,750,000	Jefferson County, AL Sewer[1]	0.000	[2]	10/01/2050	7,491,837
20,000,000	Jefferson County, AL Sewer[1]	0.000	[2]	10/01/2050	16,528,400
8,000,000	Jefferson County, AL Sewer[1]	6.000		10/01/2042	9,347,600
7,500,000	Jefferson County, AL Sewer[1]	6.500		10/01/2053	8,961,675
4,000,000	Jefferson County, AL Sewer[1]	7.000		10/01/2051	4,921,920
200,000	Mobile, AL Improvement District (McGowin Park)[1]	5.250		08/01/2030	206,496
					100,625,886

Alaska—0.0%
655,069	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[3]	6.120		08/01/2031	85,159
600,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[4]	5.875		12/01/2027	40,500
90,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2032	88,172
					213,831

Arizona—2.2%
675,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1]	5.000		07/01/2042	755,028
925,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1]	5.000		07/01/2047	1,029,867
1,000,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1]	5.000		07/01/2051	1,106,480
392,000	Festival Ranch, AZ Community Facilities District[1]	5.750		07/01/2032	385,493
495,000	Maricopa County, AZ IDA (Immanuel Campus Care)[3]	8.500		04/20/2041	341,550
225,000	Maricopa County, AZ School District No. 24 (Gila Bend)[1]	5.500		07/01/2022	225,225
288,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.300		07/01/2030	288,305
750,000	Phoenix, AZ IDA (Career Success Schools)[1]	7.000		01/01/2029	745,320
500,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)[1]	6.250		07/01/2036	499,965
8,500,000	Phoenix, AZ IDA (Rowan University)[1]	5.250		06/01/2034	9,393,095
2,935,000	Pima County, AZ IDA (Arizona Charter School)[1]	5.375		07/01/2031	3,201,351
3,805,000	Pima County, AZ IDA (Center for Academic Success)[1]	5.500		07/01/2037	3,807,816
550,000	Pima County, AZ IDA (Christian Care Tucson)[1]	5.000		06/15/2037	612,788
1,010,000	Pima County, AZ IDA (Christian Care Tucson)[1]	5.000		12/15/2047	1,113,141

1 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Arizona (Continued)
$900,000	Pima County, AZ IDA (Excalibur Charter School)[1]	5.500%		09/01/2046	$867,195
1,425,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)[1]	8.125		07/01/2041	1,447,401
760,000	Pima County, AZ IDA (Tucson Country Day School)[1]	5.000		06/01/2037	714,757
250,000	Pima County, AZ IDA (Valley Academy)[1]	6.500		07/01/2038	258,918
70,000	Rio Rico, AZ Fire District[1]	7.000		07/01/2030	82,711
930,000	Rio Rico, AZ Fire District[1]	7.000		07/01/2030	1,116,828
3,000,000	Salt Verde, AZ Financial Corp.[1]	5.000		12/01/2032	3,637,920
6,500,000	Salt Verde, AZ Financial Corp.[1]	5.000		12/01/2037	7,950,735
100,000	Salt Verde, AZ Financial Corp.[1]	5.500		12/01/2029	124,141
1,655,000	Tartesso West, AZ Community Facilities District[1]	5.900		07/15/2032	1,655,695
					41,361,725

Arkansas—0.1%
1,815,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[4]	6.250		02/01/2038	1,324,950

California—13.3%
675,000	Adelanto, CA Public Utility Authority[1]	6.750		07/01/2039	722,810
2,340,000	Bonita Canyon, CA Public Facilities Financing Authority[1]	5.000		09/01/2025	2,439,122
1,000,000	Bonita Canyon, CA Public Facilities Financing Authority[1]	5.000		09/01/2026	1,042,290
7,000,000	CA County Tobacco Securitization Agency	5.310	[5]	06/01/2046	968,940
6,000,000	CA County Tobacco Securitization Agency	6.647	[5]	06/01/2046	675,420
129,820,000	CA County Tobacco Securitization Agency	6.698	[5]	06/01/2050	11,212,553
5,000	CA County Tobacco Securitization Agency	7.230	[5]	06/01/2033	1,917
160,000	CA County Tobacco Securitization Agency (TASC)[1]	5.700	[2]	06/01/2046	160,605
50,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	50,516
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	5,071,950
21,000,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	21,205,380
93,000,000	CA County Tobacco Securitization Agency (TASC)	6.648	[5]	06/01/2046	8,520,660
3,375,000	CA Enterprise Devel. Authority (Sunpower Corp.)[1]	8.500		04/01/2031	3,666,330
5,000,000	CA GO1	5.000		08/01/2029	6,072,800
10,000,000	CA GO1	5.000		09/01/2032	11,861,400
8,770,000	CA GO1	5.000		08/01/2033	10,437,177
10,000,000	CA GO1	5.000		09/01/2034	11,865,100
10,085,000	CA GO1	5.000		09/01/2037	11,861,574
5,000,000	CA GO1	5.000		09/01/2045	5,816,900
8,500,000	CA GO1	5.000		08/01/2046	9,870,030
170,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2029	198,432
10,000,000	CA Health Facilities Financing Authority (SHlth/ SBH/SVNA&H/SVMF/SVlyH/SCHosp/SEBH/SBMF Obligated Group)[1]	5.000		11/15/2046	11,538,400
20,000,000	CA Health Facilities Financing Authority (SJHS/ SJHCN/SJHE/SJHO Obligated Group)[1]	5.750		07/01/2039	21,468,400
20,000	CA HFA (Home Mtg.)[1]	5.450		08/01/2033	20,157

2 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
California (Continued)
$3,350,000	CA M-S-R Energy Authority[1]	6.500%		11/01/2039	$4,759,713
10,000,000	CA M-S-R Energy Authority[1]	7.000		11/01/2034	14,326,500
250,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	8.500		11/01/2039	286,070
335,000	CA Public Works[1,6]	6.625		11/01/2034	334,491
450,000	CA Public Works (Various Community Colleges)[1]	5.750		10/01/2030	490,324
1,000,000	CA School Finance Authority Charter School (Coastal Academy)[1]	5.000		10/01/2033	1,053,300
2,350,000	CA Statewide CDA (Orinda Wilder)[1]	5.000		09/01/2030	2,672,232
1,450,000	Cathedral City, CA Redevel. Agency[1]	5.000		08/01/2032	1,688,409
885,000	Cathedral City, CA Redevel. Agency[1]	5.000		08/01/2033	1,026,317
9,985,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.875		02/15/2034	10,682,552
560,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[1]	6.625		09/01/2039	615,798
345,750,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.996	[5]	06/01/2057	8,667,952
2,750,000	Lammersville, CA Joint Unified School District Special Tax Community Facilities District (Mountain House-Shea)[1]	6.000		09/01/2043	3,213,760
415,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.000	[2]	09/01/2025	445,154
375,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.100	[2]	09/01/2026	402,694
885,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.150	[2]	09/01/2027	950,278
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.200	[2]	09/01/2028	1,071,370
500,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.250	[2]	09/01/2029	535,635
500,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.300	[2]	09/01/2030	535,590
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.375	[2]	09/01/2032	1,068,760
2,000,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.500		11/15/2037	2,552,420
180,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)[1]	5.750		09/01/2040	186,815
1,250,000	Lynwood, CA Redevel. Agency Tax Allocation[1]	7.000		09/01/2031	1,504,962
2,930,000	Marysville, CA (Fremont-Rideout Health)[1]	5.000		01/01/2029	2,966,537
4,010,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5[1]	5.500		09/01/2041	4,155,403
630,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax[1]	5.000		09/01/2037	632,873
1,250,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3[1]	5.000		09/01/2037	1,255,700
1,250,000	Oxnard, CA Financing Authority Wastewater[1]	5.000		06/01/2032	1,450,850
1,500,000	Oxnard, CA Financing Authority Wastewater[1]	5.000		06/01/2033	1,734,090

3 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$850,000	Oxnard, CA Financing Authority Wastewater[1]	5.000%		06/01/2034	$979,855
2,575,000	Paramount, CA Unified School District[1]	5.250		08/01/2046	3,080,653
1,770,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000		09/01/2033	2,033,996
3,145,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000		09/01/2034	3,604,579
10,000,000	San Francisco, CA City & County COP[7]	5.000		10/01/2033	10,988,994
250,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750		08/01/2041	294,668
350,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000		08/01/2041	415,317
350,000	San Jose, CA Finance Authority (Convention Center)[1]	5.500		05/01/2031	399,581
2,210,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750		06/01/2026	2,563,887
1,880,000	Santa Cruz, CA Redevel. Agency Tax Allocation[1]	5.000		09/01/2035	2,186,177
					254,563,119

Colorado—2.1%
550,000	BNC, CO Metropolitan District No. 1[1,6]	5.000		12/01/2037	627,583
3,645,000	CO Broomfield Village Metropolitan District No. 2	6.250		12/01/2032	3,351,249
125,000	CO E-470 Public Highway Authority	6.812	[5]	09/01/2025	100,854
4,105,000	CO Educational and Cultural Facilities Authority (Rocky Mountain Academy of Evergreen)[1,6]	6.450		11/01/2040	4,449,163
1,000,000	CO Elkhorn Ranch Metropolitan District[4]	6.375		12/01/2035	662,620
720,000	CO Fossil Ridge Metropolitan District No. 1[1]	7.250		12/01/2040	765,050
1,400,000	CO Health Facilities Authority (Christian Living Neighborhoods)[1]	5.000		01/01/2037	1,478,638
7,075,000	CO Health Facilities Authority (ELGS/ELGSS/ ELGSF/GSSH Obligated Group)[1]	5.000		06/01/2047	7,811,012
655,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2018	658,537
500,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2037	502,700
750,000	CO Potomac Farms Metropolitan District[1]	7.250		12/01/2037	638,768
98,000	CO Potomac Farms Metropolitan District[1]	7.625	[2]	12/01/2023	85,783
329,000	CO Silver Peaks Metropolitan District	5.750		12/01/2036	257,426
1,000,000	CO Sorrell Ranch Metropolitan District[3]	6.750		12/15/2036	350,000
175,000	Fairplay, CO Sanitation District[1]	5.250		12/15/2031	173,441
180,000	Jefferson County, CO (Section 14 Metropolitan District)[1]	5.000		12/01/2018	180,574
1,495,000	Public Authority for CO (Natural Gas Energy)[1]	6.250		11/15/2028	1,919,356
5,000,000	Public Authority for CO (Natural Gas Energy)[1]	6.500		11/15/2038	7,043,050
1,000,000	Rampart Range, CO Metropolitan District No. 1[1]	5.000		12/01/2042	1,147,520
1,500,000	Rampart Range, CO Metropolitan District No. 1[1]	5.000		12/01/2047	1,706,085
500,000	Tabernash Meadows, CO Water & Sanitation District[1]	7.125		12/01/2034	529,085
110,000	Tallyns Reach CO Metropolitan District No. 3[1]	5.000		12/01/2033	117,288
250,000	Tallyns Reach CO Metropolitan District No. 3[1]	5.125		11/01/2038	265,040
3,824,161	Woodmen Heights, CO Metropolitan District No. 1	0.000	[2]	12/15/2041	3,351,303

4 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Colorado (Continued)
$1,012,237	Woodmen Heights, CO Metropolitan District No. 1[1]	6.000%		12/01/2041	$1,022,370
					39,194,495

Connecticut—0.0%
25,000	CT H&EFA (BHosp/BHlthC/BHDF/BH&HCG Obligated Group)[1]	5.500		07/01/2032	25,049
500,000	Georgetown, CT Special Taxing District[4]	5.125		10/01/2036	160,000
10,236,440	Mashantucket Western Pequot Tribe CT8	6.050		07/01/2031	409,457
					594,506

Delaware—0.3%
3,000,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450		07/01/2035	2,999,820
2,075,000	Millsboro, DE Special Obligation (Plantation Lakes)[1]	5.450		07/01/2036	1,872,293
					4,872,113

District of Columbia—1.0%
195,000	District of Columbia Ballpark[1]	5.000		02/01/2031	198,621
2,000,000	District of Columbia Center for Strategic & International Studies[1]	6.375		03/01/2031	2,163,460
2,100,000	District of Columbia Center for Strategic & International Studies[1]	6.625		03/01/2041	2,278,332
2,245,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500		05/15/2033	2,530,272
4,385,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750		05/15/2040	4,612,056
72,125,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.369	[5]	06/15/2046	6,751,621
400,000	District of Columbia University (Gallaudet University)[1]	5.500		04/01/2034	444,152
					18,978,514

Florida—7.6%
100,000	Alachua County, FL Health Facilities Authority (Shands Teaching Hospital & Clinics/Shands at Lake Shore Obligated Group)[1]	6.750		12/01/2030	106,096
1,815,000	Amelia Concourse, FL Community Devel. District[3]	5.750		05/01/2038	1,687,950
490,000	Arlington Ridge, FL Community Devel. District[1]	5.500		05/01/2036	454,593
435,000	Avignon Villages, FL Community Devel. District[3]	5.300		05/01/2014	30,450
250,000	Avignon Villages, FL Community Devel. District[3]	5.400		05/01/2037	17,500
370,000	Boynton Village, FL Community Devel. District Special Assessment[1]	6.000		05/01/2038	370,004
1,095,000	Cascades, FL Groveland Community Devel. District[1,6]	5.300		05/01/2036	1,094,967
2,200,000	Chapel Creek, FL Community Devel. District Special Assessment[3]	5.500		05/01/2038	1,518,000
825,942	Clearwater Cay, FL Community Devel. District[3]	5.500		05/01/2037	470,787

5 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$2,280,000	Creekside, FL Community Devel. District[3]	5.200%	05/01/2038	$980,400
10,000	Crosscreek, FL Community Devel. District[3]	5.500	05/01/2017	9,900
10,000	Crosscreek, FL Community Devel. District[4]	5.600	05/01/2039	9,804
405,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[1]	8.000	06/01/2022	406,843
655,000	Durbin Crossing, FL Community Devel. District Special Assessment[4]	5.250	11/01/2020	133,947
350,000	East Homestead, FL Community Devel. District[1]	5.000	11/01/2033	359,810
85,000	East Homestead, FL Community Devel. District[1,6]	7.250	05/01/2021	88,742
65,000	Escambia County, FL Health Facilities Authority[1]	5.950	07/01/2020	72,960
5,437,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)	7.000	07/15/2032	4,077,750
1,775,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)	8.260	07/15/2038	1,331,250
10,440,000	FL COP (Dept. of Management Services)[7]	5.250	08/01/2028	10,851,719
1,250,000	FL HEFFA (Bethune-Cookman University)[1]	5.375	07/01/2032	1,332,550
852,555	FL Lake Ashton II Community Devel. District[1]	5.375	05/01/2036	793,499
3,730,000	Flora Ridge, FL Educational Facilities Benefit District[1]	5.300	05/01/2037	3,730,671
850,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[1,6]	5.500	05/01/2038	818,669
16,000,000	Greater Orlando, FL Aviation Authority[7]	5.000	10/01/2032	17,538,120
195,000	Heritage Isles, FL Community Devel. District[3]	7.100	10/01/2023	29,250
145,000	Hialeah, FL Hsg. Authority[1]	5.800	06/20/2033	150,684
110,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A1	5.500	05/01/2036	110,003
430,000	Indigo, FL Community Devel. District[3]	5.750	05/01/2036	301,000
35,000	Jacksonville, FL Health Facilities Authority (Daughters of Charity Health Services of Austin)[1]	5.250	08/15/2027	35,111
1,255,000	Lakeland, FL Educational Facilities (Florida Southern College)[1]	5.000	09/01/2029	1,374,137
1,000,000	Lakeland, FL Educational Facilities (Florida Southern College)[1]	5.000	09/01/2037	1,074,370
1,605,000	Lucaya, FL Community Devel. District[1,6]	5.375	05/01/2035	1,605,177
340,000	Madison County, FL Mtg. (Twin Oaks)	6.000	07/01/2025	332,833
1,775,000	Magnolia Creek, FL Community Devel. District[3]	5.900	05/01/2039	372,750
1,425,000	Magnolia West, FL Community Devel. District Special Assessment[4]	5.350	05/01/2037	755,250
5,000,000	Miami-Dade County, FL School Board[1]	5.000	05/01/2027	5,917,250
1,810,000	Miromar Lakes, FL Community Devel. District[1,6]	5.000	05/01/2035	1,843,974
790,000	Miromar Lakes, FL Community Devel. District[1]	5.375	05/01/2032	818,819
3,185,000	Monterey/Congress, FL Community Devel. District Special Assessment[1,6]	5.375	05/01/2036	3,153,723
395,000	Naturewalk, FL Community Devel. District[3]	5.300	05/01/2016	312,050
335,000	Naturewalk, FL Community Devel. District[4]	5.500	05/01/2038	264,650
10,000,000	Orange County, FL School Board COP[7]	5.500	08/01/2034	10,729,675
1,060,000	Orlando, FL Tourist Devel. Tax[1]	5.500	11/01/2038	1,060,000
500,000	Orlando, FL Tourist Devel. Tax[1,6]	5.500	11/01/2038	501,585
450,000	Palace Coral Gables, FL Community Devel. District Special Assessment[1]	5.000	05/01/2032	509,027

6 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Florida (Continued)
$1,000,000	Palace Coral Gables, FL Community Devel. District Special Assessment[1]	5.625%		05/01/2042	$1,149,130
460,000	Palm River, FL Community Devel. District[3]	5.150		05/01/2013	161,000
510,000	Palm River, FL Community Devel. District[3]	5.375		05/01/2036	178,500
1,395,000	Parkway Center, FL Community Devel. District, Series A1,6	6.125		05/01/2024	1,413,135
2,095,000	Parkway Center, FL Community Devel. District, Series A1,6	6.300		05/01/2034	2,120,601
1,215,000	Pine Ridge Plantation, FL Community Devel. District	5.400		05/01/2037	1,070,901
225,000	Portico, FL Community Devel. District[1]	5.450		05/01/2037	224,318
335,000	Portofino Cove, FL Community Devel. District Special Assessment[1]	5.500		05/01/2038	328,149
285,000	Portofino Landings, FL Community Devel. District Special Assessment[3]	5.200		05/01/2017	114,000
980,000	Portofino Landings, FL Community Devel. District Special Assessment[3]	5.400		05/01/2038	392,000
810,000	Reunion East, FL Community Devel. District[4]	5.800		05/01/2036	8
860,000	Reunion East, FL Community Devel. District[4]	7.375		05/01/2033	9
20,000	Ridgewood Trails, FL Community Devel. District[1]	5.650		05/01/2038	19,832
2,400,000	River Glen, FL Community Devel. District Special Assessment[3]	5.450		05/01/2038	1,440,000
312,928	Santa Rosa Bay, FL Bridge Authority	6.250		07/01/2028	288,614
4,535,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.500		07/01/2040	4,735,628
3,445,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.750		07/01/2030	3,645,258
935,000	South Bay, FL Community Devel. District[4]	0.000	[2]	05/01/2025	675,388
2,530,000	South Bay, FL Community Devel. District[4]	0.000	[2]	05/01/2036	1,831,416
2,035,000	South Bay, FL Community Devel. District[1]	5.125		05/01/2020	1,996,518
2,095,000	South Bay, FL Community Devel. District[1,6]	5.950		05/01/2036	1,998,672
1,645,000	South Bay, FL Community Devel. District[3]	5.950		05/01/2036	16
1,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	6.000		08/01/2045	1,689,180
400,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)	5.250		10/01/2041	338,436
6,020,000	Tern Bay, FL Community Devel. District[3]	5.000		05/01/2015	1,986,600
500,000	Tern Bay, FL Community Devel. District[3]	5.375		05/01/2037	165,000
7,765,000	Verona Walk, FL Community Devel. District[1]	5.375		05/01/2037	7,764,534
2,565,000	Villa Vizcaya, FL Community Devel. District Special Assessment[3]	5.350		05/01/2017	1,462,050
420,000	Villa Vizcaya, FL Community Devel. District Special Assessment[3]	5.550		05/01/2039	239,400
4,240,000	Vista, FL Community Devel. District Special Assessment[1]	5.375		05/01/2037	4,132,558
1,500,000	Waterford Estates, FL Community Devel. District Special Assessment[3]	5.125		05/01/2013	1,350,000
2,470,000	Waterford Estates, FL Community Devel. District Special Assessment[3]	5.500		05/01/2037	2,223,000

7 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Florida (Continued)
$4,920,000	Watergrass, FL Community Devel. District Special Assessment[1,6]	5.500%		05/01/2036	$4,909,520
261,156	Watergrass, FL Community Devel. District Special Assessment	6.960		11/01/2017	248,098
16,000	Waters Edge, FL Community Devel. District[1]	5.350		05/01/2039	15,700
440,000	Waters Edge, FL Community Devel. District[1,6]	6.600	[2]	05/01/2039	442,372
1,785,000	Waterstone, FL Community Devel. District[3]	5.500		05/01/2018	1,428,000
285,000	West Villages, FL Improvement District[3]	5.350		05/01/2015	205,200
7,150,000	West Villages, FL Improvement District[3]	5.800		05/01/2036	5,148,000
4,925,000	Westridge, FL Community Devel. District[3]	5.800		05/01/2037	3,447,500
5,750,000	Westside, FL Community Devel. District[4]	5.650		05/01/2037	3,277,500
2,250,000	Wyld Palms, FL Community Devel. District[3]	5.400		05/01/2015	517,500
1,445,000	Wyld Palms, FL Community Devel. District[3]	5.500		05/01/2038	332,350
450,000	Zephyr Ridge, FL Community Devel. District[3]	5.250		05/01/2013	337,500
990,000	Zephyr Ridge, FL Community Devel. District[3]	5.625		05/01/2037	742,500
					145,723,890

Georgia—0.1%
180,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500		01/01/2031	191,851
565,000	Atlanta, GA Urban Residential Finance Authority (Trestletree Village Apartments)[1]	5.000		11/01/2048	574,249
705,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125		03/15/2031	726,355
520,000	Randolph County, GA GO1	5.000		04/01/2030	577,673
					2,070,128

Idaho—0.0%
60,000	ID Health Facilities Authority (Trinity Health Corp.)[1]	6.250		12/01/2033	63,336

Illinois—8.0%
100,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)[1]	5.625		01/01/2018	99,776
500,000	Chicago, IL Board of Education[1]	5.000		12/01/2024	501,500
5,000,000	Chicago, IL Board of Education[1]	5.000		12/01/2035	5,013,250
1,405,000	Chicago, IL Board of Education	5.063	[5]	12/01/2024	1,102,026
915,000	Chicago, IL Board of Education	5.063	[5]	12/01/2024	717,689
4,300,000	Chicago, IL Board of Education[1]	6.000		04/01/2046	5,050,092
200,000	Chicago, IL GO1	5.000		01/01/2023	200,560
4,435,000	Chicago, IL GO1	5.000		12/01/2023	4,451,143
10,000	Chicago, IL GO1	5.000		01/01/2028	10,026
14,000,000	Chicago, IL GO1	5.000		01/01/2029	14,015,540
25,000	Chicago, IL GO1	5.000		01/01/2042	25,091
2,500,000	Chicago, IL O’Hare International Airport[1]	5.000		01/01/2033	2,879,200
2,500,000	Chicago, IL O’Hare International Airport[1]	5.000		01/01/2034	2,858,175
3,000,000	Chicago, IL O’Hare International Airport[1]	5.000		01/01/2041	3,419,820
2,400,000	Cook County, IL Community School District GO1	7.125		06/01/2024	2,726,304
949,000	Cortland, IL Special Tax (Sheaffer System)[4]	5.500		03/01/2017	186,479
395,000	Country Club Hills, IL GO1	5.000		12/01/2026	396,280

8 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$410,000	Country Club Hills, IL GO1	5.000%	12/01/2027	$411,328
435,000	Country Club Hills, IL GO1	5.000	12/01/2028	436,409
455,000	Country Club Hills, IL GO1	5.000	12/01/2029	456,474
475,000	Country Club Hills, IL GO1	5.000	12/01/2030	476,539
500,000	Country Club Hills, IL GO1	5.000	12/01/2031	501,620
40,000	Country Club Hills, IL GO1	5.000	12/01/2032	40,130
320,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625	03/01/2036	320,538
2,000,000	Gilberts, IL Special Service Area No. 15[1]	5.000	03/01/2035	2,211,980
706,769	Gilberts, IL Special Service Area No. 24 Special Tax (Conservancy)	5.375	03/01/2034	643,973
2,225,000	Harvey, IL GO4	5.500	12/01/2027	1,504,745
1,000,000	Harvey, IL GO4	5.625	12/01/2032	658,600
4,240,000	Harvey, IL Hotel Motel Tax & Sales (Hotel & Conference Center)[1]	6.875	08/01/2028	4,251,151
1,610,000	IL Finance Authority (Bethel Terrace Apartments)[1]	5.125	09/01/2025	1,610,998
1,010,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000	04/01/2026	1,012,050
9,660,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000	04/01/2031	9,675,166
1,000,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000	04/01/2036	988,100
155,000	IL Finance Authority (Illinois Institute of Technology)[1]	6.500	02/01/2023	161,603
2,215,000	IL Finance Authority (Illinois Institute of Technology)[1]	7.125	02/01/2034	2,282,358
500,000	IL Finance Authority (Lake Forest College)[1]	5.750	10/01/2032	529,065
450,000	IL Finance Authority (Lake Forest College)[1]	6.000	10/01/2048	472,365
20,000,000	IL Finance Authority (Northwestern Memorial Hospital)[7]	6.000	08/15/2039	21,569,950
50,000	IL Finance Authority (OSF Healthcare System)[1]	7.125	11/15/2037	54,568
145,000	IL Finance Authority (PHlth / PHN / PPH / PHP / PLC / PRC / PRMC / PSFH / PSJHC / PSM&EMC Obligated Group )[1]	6.125	05/15/2025	155,929
495,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/ PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group)[1]	5.250	05/15/2029	506,162
10,095,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/ PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group)[1]	7.750	08/15/2034	11,263,496
4,685,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/ PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group)[1]	6.125	05/15/2025	5,038,109
170,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/ PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group)[1]	6.125	05/15/2025	182,813
95,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/ PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group)[1]	7.750	08/15/2034	105,996

9 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$400,000	IL Finance Authority (Resurrection Health Care)[7]	5.250%	05/15/2029	$408,782
5,810,000	IL Finance Authority (Resurrection Health Care)[7]	5.250	05/15/2029	5,937,560
2,680,000	IL Finance Authority (Roosevelt University)[1]	6.250	04/01/2029	2,870,253
5,000,000	IL Finance Authority (Roosevelt University)[1]	6.500	04/01/2039	5,339,350
2,000,000	IL GO1	5.000	04/01/2025	2,169,760
700,000	IL GO1	5.000	08/01/2025	748,048
1,525,000	IL GO1	5.000	02/01/2039	1,588,776
1,050,000	IL Metropolitan Pier & Exposition Authority[1]	5.500	12/15/2023	1,189,398
330,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[1]	5.500	06/15/2050	341,015
2,000,000	IL Sports Facilities Authority[1]	5.250	06/15/2032	2,216,340
895,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[1]	6.500	12/30/2027	1,184,184
955,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[1]	6.500	12/30/2028	1,264,649
1,160,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[1]	6.500	12/30/2031	1,581,927
4,193,000	Lakemoor Village, IL Special Tax[1]	5.000	03/01/2027	4,201,009
2,512,000	Lincolnshire, IL Special Service Area No. 1 Special Tax (Sedgebrook)[1]	6.250	03/01/2034	2,517,200
1,455,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[3]	6.125	03/01/2040	261,900
480,000	Markham, IL GO1	5.750	02/01/2028	458,794
1,091,000	Plano, IL Special Service Area No. 5[3]	6.000	03/01/2036	698,240
500,000	Southwestern IL Devel. Authority (Eden Retirement Center)[1]	5.850	12/01/2036	445,705
3,610,000	Southwestern IL Devel. Authority (Local Government Programming)	7.000	10/01/2022	2,093,800
1,210,000	Southwestern IL Devel. Authority (Village of Sauget)[1,6]	5.625	11/01/2026	1,157,752
1,853,000	Yorkville, IL United City Special Services Area Special Tax[1]	5.000	03/01/2033	1,814,031
1,634,000	Yorkville, IL United City Special Services Area Special Tax (Raintree Village II)[3]	6.250	03/01/2035	735,300
				152,398,939

Indiana—1.7%
1,700,000	Carmel, IN Redevel. District COP[1]	6.500	07/15/2035	1,976,386
465,000	Hammond, IN Local Public Improvement District[1]	5.000	02/01/2024	469,524
2,885,000	IN Finance Authority (Marian University)[1]	5.250	09/15/2025	3,164,614
4,250,000	IN Finance Authority (Marian University)[1]	6.375	09/15/2041	4,665,778
4,750,000	IN Finance Authority (Marian University)[1]	6.500	09/15/2030	5,334,393
325,000	IN Finance Authority Educational Facilities (Irvington Community)[1]	9.000	07/01/2039	326,222
7,500,000	IN Municipal Power Agency[1]	5.000	01/01/2037	8,618,175
1,000,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750	07/01/2030	1,029,100
3,985,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	6.000	07/01/2040	4,104,510

10 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Indiana (Continued)
$2,025,000	Indianapolis, IN Multifamily Hsg. (Stonekey Apartments)[1]	7.000%	02/01/2039	$2,047,275
1,655,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500	07/01/2022	1,663,126
				33,399,103

Iowa—0.2%
750,000	IA Finance Authority (Amity Fellowserve)[1]	6.500	10/01/2036	700,177
400,000	IA Finance Authority (Boys & Girls Home and Family Services)[4]	5.900	12/01/2028	27,000
1,685,000	IA Finance Authority (Mercy Medical Center)[1]	5.000	08/15/2028	1,905,853
320,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[1]	5.375	06/01/2025	302,912
1,000,000	Xenia, IA Rural Water District[1]	5.000	12/01/2036	1,108,410
				4,044,352

Kansas—0.1%
245,000	Hays, KS Sales Tax[1]	6.000	01/01/2025	245,247
2,005,000	Pittsburgh, KS Special Obligation (North Broadway Redevel.)[1]	4.900	04/01/2024	1,970,434
				2,215,681

Kentucky—1.6%
5,480,000	KY Municipal Power Agency[1]	5.000	09/01/2032	6,251,474
11,525,000	KY Municipal Power Agency[1]	5.000	09/01/2033	13,071,425
5,000,000	KY Municipal Power Agency[1]	5.000	09/01/2034	5,646,300
2,500,000	KY Property & Building Commission[1]	5.000	04/01/2037	2,837,100
2,500,000	KY Property & Building Commission[1]	5.000	04/01/2038	2,830,625
80,000	Owens County, KY Waterworks System (AWCC/ KAWC Obligated Group)[1]	6.250	06/01/2039	85,069
15,000	Springfield, KY Educational Devel. (St. Catherine College)[3]	5.750	10/01/2035	600
				30,722,593

Louisiana—3.4%
12,838	Denham Springs-Livingston, LA Hsg. & Mtg. Finance Authority[1,6]	5.000	11/01/2040	12,865
2,000,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[1]	5.250	01/01/2028	2,211,460
635,000	LA Citizens Property Insurance Corp.[1]	5.000	06/01/2024	735,159
950,000	LA Citizens Property Insurance Corp.[1]	5.000	06/01/2024	1,099,843
10,000,000	LA Gas & Fuels[1]	5.000	05/01/2040	11,660,000
10,005,000	LA GO1	4.000	09/01/2032	10,647,821
8,280,000	LA HFA (La Chateau)[1]	6.875	09/01/2029	8,414,716
5,000,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	5,096,150
535,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)[1]	5.250	09/01/2018	531,405
35,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2035	34,050

11 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Louisiana (Continued)
$3,085,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.500%		09/01/2022	$2,957,343
890,000	LA Local Government EF&CD Authority (Capital Projects and Equipment)[1]	6.550		09/01/2025	994,281
1,300,000	LA Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary[1]	5.000		07/01/2057	1,435,083
2,500,000	LA Public Facilities Authority (Nineteenth Judicial District Court Building)[1]	5.000		06/01/2042	2,751,225
7,500,000	LA Public Facilities Authority (Ochsner Clinic Foundation)[1]	5.000		05/15/2042	8,457,225
395,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000		07/01/2032	443,897
300,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000		07/01/2033	335,568
345,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000		07/01/2037	383,516
50,000	LA Stadium & Exposition District[1]	5.000		07/01/2028	57,588
2,000,000	LA Stadium & Exposition District[1]	5.000		07/01/2032	2,277,200
4,035,000	LA State University & Agricultural & Mechanical College[1]	5.000		07/01/2040	4,525,454
					65,061,849

Maine—0.4%
2,000,000	ME H&HEFA (Maine General Medical Center)[1]	6.750		07/01/2036	2,183,440
5,000,000	ME H&HEFA (Maine General Medical Center)[1]	7.500		07/01/2032	5,692,900
					7,876,340

Maryland—0.5%
1,630,000	MD EDC (Potomac Electric Power)[1]	6.200		09/01/2022	1,740,595
1,000,000	MD EDC Student Hsg. (Morgan State University)[1]	5.000		07/01/2034	1,056,940
4,530,000	MD EDC Student Hsg. (University of Maryland College Park)[1]	5.000		06/01/2035	5,251,674
40,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.375		07/01/2020	40,105
400,000	MD H&HEFA (Maryland Institute College of Art)[1]	5.000		06/01/2036	454,228
1,661,000	Prince Georges County, MD Special District (Victoria Falls)[1]	5.250		07/01/2035	1,670,202
2,287,212	Salisbury, MD Special Obligation (Villages at Salisbury Lake)[4]	3.787	[5]	01/01/2037	271,035
					10,484,779

Massachusetts—1.5%
260,000	MA Devel. Finance Agency (Evergreen Center)[1]	5.500		01/01/2035	260,042
750,000	MA Devel. Finance Agency (Lasell College)[1]	5.500		07/01/2026	803,790
25,000	MA Devel. Finance Agency (Lasell College)[1]	6.000		07/01/2031	27,555
461,488	MA Devel. Finance Agency (Linden Ponds)	0.655	[5]	11/15/2056	28,631
40,000	MA Devel. Finance Agency (Linden Ponds)[1]	4.680		11/15/2021	40,299
995,000	MA Devel. Finance Agency (Linden Ponds)[1]	4.680		11/15/2021	1,002,443
52,760	MA Devel. Finance Agency (Linden Ponds)[1]	5.500		11/15/2046	52,765

12 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Massachusetts (Continued)
$14,103	MA Devel. Finance Agency (Linden Ponds)[1]	6.250%		11/15/2039	$14,561
2,000,000	MA Devel. Finance Agency (UMHC/UMMC/ HHH&H/HHosp Obligated Group)[1]	5.000		07/01/2036	2,233,540
20,000,000	MA GO7	5.000		12/01/2035	23,737,100
15,000	MA H&EFA (Beverly Hospital Corp.)[1]	5.250		07/01/2023	15,017
					28,215,743

Michigan—4.7%
1,100,000	Detroit, MI City School District[1]	5.000		05/01/2028	1,226,203
680,000	Detroit, MI City School District[1]	5.000		05/01/2031	753,107
775,000	Detroit, MI GO1	5.000		04/01/2028	780,588
2,250,000	Detroit, MI Sewer Disposal System[1]	6.500		07/01/2024	2,419,425
13,375,000	Detroit, MI Sewer Disposal System[1]	7.500		07/01/2033	14,775,095
60,000	Detroit, MI Sewer Disposal System[1]	7.500		07/01/2033	65,788
2,155,000	Detroit, MI Water and Sewerage Dept.[1]	5.000		07/01/2032	2,384,701
1,000,000	Detroit, MI Water Supply System[1]	5.000		07/01/2036	1,067,790
495,000	Grand Traverse Academy, MI Public School Academy[1]	5.000		11/01/2022	495,079
7,035,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2023	8,151,454
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2025	1,165,220
895,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2026	1,033,582
930,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2027	1,067,221
2,450,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2032	2,745,445
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2033	1,116,110
2,200,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2034	2,454,496
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2034	1,112,290
3,300,000	MI Finance Authority (HFHS/HFMHCT/HFWH/ WAFMH Obligated Group)[1]	5.000		11/15/2041	3,683,823
14,600,000	MI Hospital Finance Authority (Trinity Health)[7]	6.125		12/01/2023	15,366,354
1,155,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000		12/01/2035	1,155,046
7,875,524	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	5.850		08/31/2027	7,747,862
368,125	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875		08/31/2028	373,084
623,000,000	MI Tobacco Settlement Finance Authority	10.197	[5]	06/01/2058	16,764,930
600,000	Old Redford Academy, MI Public School Academy[1]	5.900		12/01/2030	607,680
400,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.375		11/01/2030	294,960
1,325,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.625		11/01/2035	922,757
500,000	Renaissance, MI Public School Academy[1]	6.000		05/01/2037	521,140
					90,251,230

Minnesota—0.2%
2,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000		01/01/2031	2,414,440
894,000	Mound, MN Hsg. & Redevel. Authority (Metroplaines)[1]	5.000		02/15/2027	894,277

13 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Minnesota (Continued)
$680,000	St. Paul Park, MN Senior Hsg. & Healthcare Revenue (Presbyterian Homes Bloomington Care Center)[1]	5.000%	09/01/2042	$714,449
				4,023,166

Mississippi—0.6%
630,000	Meridian, MS Tax Increment (Meridian Crossroads)[1,6]	8.750	12/01/2024	663,491
10,000,000	MS Devel. Bank (Gulf Coast Community College District)[1]	5.000	12/01/2046	11,341,000
				12,004,491

Missouri—1.3%
875,000	Branson, MO IDA (Branson Hills Redevel.)[1]	5.750	05/01/2026	874,921
230,000	Branson, MO IDA (Branson Hills Redevel.)[1]	7.050	05/01/2027	230,195
675,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)[4]	5.875	12/01/2031	492,750
335,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.500	04/01/2021	276,817
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.625	04/01/2027	302,804
580,000	Columbia, MO Hsg. Authority (Stuart Parker Hsg. Devel. Group)[1]	5.000	12/15/2040	587,117
1,330,000	Columbia, MO Hsg. Authority (Stuart Parker Hsg. Devel. Group)[1]	5.125	12/15/2050	1,344,457
14,360,000	Hazelwood, MO Transportation Devel. District (370/Missouri Bottom Road/Tausig Road)	7.200	05/01/2033	10,866,212
295,000	Kansas City, MO IDA (Sales Tax)[1]	5.000	04/01/2046	300,670
140,000	Lees Summit, MO IDA (Kensington Farms)[4]	5.500	03/01/2021	89,600
250,000	Lees Summit, MO IDA (Kensington Farms)[4]	5.750	03/01/2029	160,000
770,000	Liberty, MO Tax Increment (Liberty Triangle)[1]	5.875	10/01/2029	754,161
2,100,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.750	11/01/2026	2,068,185
355,000	MO Grindstone Plaza Transportation Devel. District[1]	5.500	10/01/2031	327,370
152,000	Northwoods, MO Transportation Devel. District[1]	5.850	02/01/2031	142,017
1,025,000	Saint Charles County, MO IDA (Suemandy/Mid- Rivers Community Improvement District)[1]	5.000	10/01/2046	962,444
481,000	St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.)[4]	6.000	08/04/2025	120,250
846,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)[4]	6.000	08/21/2026	236,880
1,879,000	St. Louis, MO Tax Increment (1619 Washington Redevel.)	5.500	03/09/2027	770,390
661,509	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500	05/29/2028	435,174
545,000	St. Louis, MO Tax Increment (Printers Lofts)[4]	6.000	08/21/2026	158,050
775,000	St. Louis, MO Tax Increment (Washington East Condominiums)[1]	5.500	01/20/2028	398,211
466,000	St. Louis, MO Tax Increment (Washington East Condominiums)[4]	5.500	01/20/2028	76,890

14 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Missouri (Continued)
$1,080,000	St. Louis, MO Tax Increment Financing (Ludwig Lofts)[4]	6.690%		04/21/2029	$572,400
373,000	St. Louis, MO Tax Increment Financing, Series A	5.500		09/02/2028	195,448
3,255,000	St. Louis, MO Tax Increment, Series A	6.600		01/21/2028	1,762,127
620,000	Stone Canyon, MO Improvement District (Infrastructure)[3]	5.700		04/01/2022	155,000
320,000	Stone Canyon, MO Improvement District (Infrastructure)[3]	5.750		04/01/2027	80,000
					24,740,540

Montana—0.1%
11,710,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)	6.250	[2]	09/01/2031	2,342,000

Nebraska—0.6%
9,510,000	NE Central Plains Gas Energy[1]	5.250		09/01/2037	10,519,201

Nevada—0.7%
320,000	Clark County, NV Improvement District[1]	5.000		02/01/2026	321,405
255,000	Clark County, NV Improvement District[1]	5.050		02/01/2031	255,959
5,105,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)[4]	6.845	[5]	01/01/2019	3,805,931
190,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.300		08/01/2018	190,845
1,180,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1]	6.400		06/01/2020	1,216,214
7,420,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1]	6.700		06/01/2028	7,660,631
					13,450,985

New Hampshire—2.6%
305,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.647	[5]	01/01/2029	172,700
495,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.996	[5]	01/01/2023	392,777
395,000	NH Business Finance Authority (Huggins Hospital)[1]	6.875		10/01/2039	433,019
250,000	NH H&EFA (Dartmouth-Hitchcock Clinic/Mary Hitchcock Memorial Hospital Obligated Group)[1]	5.000		08/01/2035	250,795
475,000	NH H&EFA (LRG Healthcare)[1]	5.500		10/01/2034	508,003
20,860,000	NH H&EFA (LRG Healthcare)[7]	7.000		04/01/2038	23,016,663
21,485,000	NH H&EFA (LRGHealthcare)[7]	5.500		10/01/2034	22,961,578
1,500,000	NH H&EFA (Southern New Hampshire University)[1]	5.000		01/01/2027	1,649,865
					49,385,400

New Jersey—3.9%
250,000	Atlantic City, NJ GO1	5.000		03/01/2032	288,220
500,000	Atlantic City, NJ GO1	5.000		03/01/2037	566,045
2,000,000	Casino Reinvestment Devel. Authority of NJ1	5.000		11/01/2030	2,222,760
2,000,000	Casino Reinvestment Devel. Authority of NJ1	5.000		11/01/2032	2,206,940
3,000,000	NJ EDA[1]	5.000		06/15/2041	3,215,370

15 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Jersey (Continued)
$500,000	NJ EDA (Provident Group-Kean Properties)[1]	5.000%		07/01/2032	$549,695
200,000	NJ EDA (Provident Group-Kean Properties)[1]	5.000		07/01/2047	214,890
340,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.250		07/01/2037	340,493
2,100,000	NJ Health Care Facilities Financing Authority (University Hospital)[1]	5.000		07/01/2029	2,451,267
14,110,000	NJ Tobacco Settlement Financing Corp.	5.477	[5]	06/01/2041	3,975,634
500,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2030	510,710
6,000,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2030	6,711,840
3,820,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2031	3,900,144
5,015,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2032	5,419,560
2,200,000	NJ Transportation Trust Fund Authority[1]	5.000		12/15/2032	2,211,044
5,975,000	NJ Transportation Trust Fund Authority[1]	5.500		12/15/2021	6,752,348
11,570,000	NJ Transportation Trust Fund Authority[1]	5.750		06/15/2024	13,858,430
4,555,000	NJ Transportation Trust Fund Authority[1]	6.000		06/15/2035	5,091,533
5,000,000	NJ Turnpike Authority[1]	5.000		01/01/2033	5,793,750
7,000,000	NJ Turnpike Authority[1]	5.000		01/01/2034	8,081,500
					74,362,173

New Mexico—0.1%
230,000	Boulders, NM Pubic Improvement District[1]	5.750		10/01/2044	228,121
1,925,000	NM Trails Public Improvement District	7.750		10/01/2038	1,816,122
					2,044,243

New York—8.9%
3,250,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)[1]	5.000		07/15/2042	3,636,002
8,500,000	Hudson Yards, NY Infrastructure Corp.[7]	5.000		02/15/2037	9,326,423
7,500,000	Hudson Yards, NY Infrastructure Corp.[7]	5.000		02/15/2039	9,433,745
65,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	66,000
285,000	NY Counties Tobacco Trust VI1	5.750		06/01/2043	312,141
12,500,000	NY MTA[1]	5.250		11/15/2056	14,532,500
2,500,000	NY MTA (Green Bond)[1]	5.000		11/15/2035	2,992,800
7,050,000	NY MTA Hudson Rail Yards[1]	5.000		11/15/2046	7,503,385
13,150,000	NY MTA Hudson Rail Yards[1]	5.000		11/15/2056	14,777,313
10,500,000	NY MTA, Series C-[11]	5.000		11/15/2035	12,333,510
3,000,000	NY MTA, Series E1	5.000		11/15/2030	3,452,400
2,455,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2036	2,746,114
10,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2037	11,777,500
10,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2039	11,747,100
8,720,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000		08/01/2031	10,408,977
2,650,000	NYS DA (New York State Dormitory Authority)[1]	5.000		07/01/2028	3,164,418
10,000,000	NYS DA (Sales Tax)[1]	5.000		03/15/2033	11,869,800
5,000,000	NYS DA (Sales Tax)[1]	5.000		03/15/2035	5,949,300
7,650,000	NYS DA (St. Mary’s Hospital for Children)[1,6]	7.875		11/15/2041	8,074,422
5,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		02/15/2028	6,165,200
6,075,000	NYS Liberty Devel. Corp. (Goldman Sachs Headquarters)[1]	5.250		10/01/2035	7,782,136

16 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$10,000,000	Port Authority NY/NJ, 198th Series[1]	5.250%		11/15/2056	$11,760,500
					169,811,686

North Carolina—0.0%
20,000	NC Medical Care Commission (AHACHC)[1]	5.800		10/01/2034	20,064
Ohio—6.1%
3,440,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[1]	5.750		06/01/2031	3,822,562
2,250,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[1]	6.000		06/01/2045	2,514,442
2,555,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375		06/01/2024	2,429,141
8,820,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.750		06/01/2034	8,298,914
5,360,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875		06/01/2030	5,096,824
670,100,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.247	[5]	06/01/2047	43,402,377
743,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.498	[5]	06/01/2052	22,304,860
3,445,000	Cleveland-Cuyahoga County, OH Port Authority[1]	6.000		11/15/2035	3,905,597
2,475,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.500		02/15/2052	2,722,129
1,050,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.500		02/15/2057	1,156,544
1,000,000	Greene County, OH University Hsg. (Central State University)[1]	5.500		09/01/2027	995,420
780,000	Greene County, OH University Hsg. (Central State University)[1]	5.625		09/01/2032	758,924
635,000	Jeffrey Place, OH New Community Authority (Jeffrey Place Redevel.)[1,6]	5.000		12/01/2022	635,578
1,000,000	OH Air Quality Devel. Authority (Columbus Southern Power)[1]	5.800		12/01/2038	1,068,160
5,000,000	OH GO1	5.000		03/15/2036	5,798,700
1,685,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300		02/15/2024	1,677,906
5,860,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400		02/15/2034	5,807,670
4,065,000	Portage County, OH Port Authority (Northeast Ohio Medical University)[1]	5.000		12/01/2037	4,308,534
510,000	Ross County, OH Hospital (Adena Health System)[1]	5.750		12/01/2028	535,628
340,794	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)[1,6]	5.400		11/01/2036	340,784

17 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Ohio (Continued)
$126,327	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)[3]	5.400%		11/01/2036	$5,053
					117,585,747

Oklahoma—0.7%
12,335,000	Grady County, OK Criminal Justice Authority[1,6]	7.000		11/01/2041	12,631,533
Oregon—0.0%
245,000	OR Facilities Authority (Concordia University)[1]	6.125		09/01/2030	272,788

500,000	OR Facilities Authority (Concordia University)[1]	6.375		09/01/2040	569,985
10,000	Umatilla County, OR Hospital Facility Authority (Catholic Health Initiatives)[1]	5.000		05/01/2032	10,105
					852,878

Pennsylvania—6.1%
1,600,000	Berks County, PA IDA (THlth/RHosp/BHospital/ CHH/JH/PHospital/PottsH Obligated Group)[1]	5.000		11/01/2047	1,788,096
5,000,000	Bethlehem, PA Area School District[1]	5.000		08/01/2033	5,814,050
1,425,000	Delaware County, PA Authority (Neumann University)[1]	5.000		10/01/2031	1,573,670
2,305,000	Delaware County, PA Authority (Neumann University)[1]	5.000		10/01/2035	2,515,493
195,000	Luzerne County, PA IDA[1]	7.500		12/15/2019	201,499
500,000	Luzerne County, PA IDA[1]	7.750		12/15/2027	525,130
10,010,000	PA Commonwealth Financing Authority[1]	5.000		06/01/2035	11,541,430
10,000,000	PA GO1	5.000		06/01/2027	11,367,800
10,000,000	PA GO1	5.000		10/15/2031	11,530,000
2,000,000	PA HEFA (Shippensburg University)[1]	6.250		10/01/2043	2,227,640
2,605,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2025	2,861,775
3,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2030	3,228,240
5,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2031	5,363,350
5,000,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000		06/01/2032	5,657,950
5,000,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000		06/01/2033	5,632,850
1,500,000	PA Turnpike Commission[1]	0.000	[2]	12/01/2038	1,860,345
5,000,000	PA Turnpike Commission[1]	5.000		06/01/2030	5,751,450
7,000,000	PA Turnpike Commission[1]	5.000		12/01/2040	7,987,070
7,750,000	PA Turnpike Commission[1]	5.000		06/01/2042	8,756,492
685,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)[1]	6.125		03/15/2043	697,248
10,000,000	Philadelphia, PA GO1	5.000		08/01/2031	11,987,600
1,000,000	Philadelphia, PA School District[1]	5.000		09/01/2032	1,117,080
5,000	Philadelphia, PA School District[1]	6.000		09/01/2038	5,201
55,000	Philadelphia, PA School District[1]	6.000		09/01/2038	57,216
1,700,000	Philadelphia, PA School District[1]	6.000		09/01/2038	1,769,224

18 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Pennsylvania (Continued)
$5,000	Philadelphia, PA School District[1]	6.000%		09/01/2038	$5,202
4,000,000	Pottsville, PA Hospital Authority (LVHN/LVlyH/ LVHM/SRehC/SRMC/NPHC/SMCSJS/PMCtr/PHSsy Obligated Group)[1]	5.000		07/01/2041	4,490,720
280,000	Reading, PA School District[1]	5.000		03/01/2035	321,583
255,000	Reading, PA School District[1]	5.000		03/01/2036	291,983
					116,927,387

Rhode Island—0.1%
4,915,000	Central Falls, RI Detention Facility[4]	7.250		07/15/2035	1,228,750
35,000	Providence, RI HDC (Barbara Jordan Apartments)[1]	6.750		07/01/2025	35,125
725,000	RI Health & Educational Building Corp. (EPBH/ RIH/TMH Obligated Group)[1]	7.000		05/15/2039	790,439
20,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500		04/01/2027	20,158
					2,074,472

South Carolina—1.1%
4,600,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)[6]	6.200		11/01/2036	4,171,832
564,955	SC Connector 2000 Assoc. Toll Road, Series B	2.744	[5]	01/01/2020	457,280
6,202,807	SC Connector 2000 Assoc. Toll Road, Series B	3.158	[5]	01/01/2021	4,719,406
10,777,099	SC Connector 2000 Assoc. Toll Road, Series B	3.745	[5]	01/01/2026	6,099,407
2,500,000	SC Jobs-EDA (Coastal Hsg. Foundation)[1]	6.250		04/01/2035	2,794,375
2,000,000	SC Jobs-EDA (Coastal Hsg. Foundation)[1]	6.500		04/01/2042	2,247,340
					20,489,640

South Dakota—0.1%
1,500,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	5.000		06/01/2027	1,648,215
Tennessee—0.7%
125,000	Johnson City, TN H&EFB (Johnson City Medical Center)[1]	5.250		07/01/2028	130,175
500,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)[1]	5.000		11/01/2027	543,100
5,000,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Vanderbilt University Medical Center)[1]	5.000		07/01/2046	5,575,900
5,665,000	TN Energy Acquisition Gas Corp.[1]	5.000		02/01/2027	6,709,456
					12,958,631

Texas—4.0%
990,000	Brazoria County, TX Municipal Utility District No. 25[1]	5.500		03/01/2036	1,026,234
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250		06/01/2031	55,177
1,100,000	Dallas County, TX Flood Control District[1]	5.000		04/01/2032	1,144,880
7,050,000	Donna, TX GO1	6.250		02/15/2037	7,295,058

19 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$4,436,000	Escondido, TX Public Improvement District (Horseshoe Bay)[1]	7.250%	10/01/2033	$4,454,188
16,000,000	Houston, TX Airport System, Series A7	5.500	07/01/2039	16,444,560
140,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	164,601
160,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	188,115
250,000	Houston, TX Higher Education Finance Corp. (Ninos)[1]	6.000	08/15/2036	260,763
250,000	Houston, TX Higher Education Finance Corp. (Ninos)[1]	6.000	08/15/2041	259,895
10,000,000	Houston, TX Independent School District[1]	5.000	02/15/2042	11,734,000
30,000	Huntsville, TX GO COP[1]	5.000	08/15/2032	30,098
7,465,000	Irving, TX Hotel Occupancy[1]	5.500	08/15/2038	7,646,623
150,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000	07/01/2031	172,487
750,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000	07/01/2046	832,830
750,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000	07/01/2051	828,698
355,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University- Collegiate Hsg. Corpus Christi II)[1]	5.000	04/01/2036	384,625
1,000,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University- Collegiate Hsg. San Antonio I)[1]	5.000	04/01/2036	1,067,130
555,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)[1]	5.875	04/01/2036	626,773
780,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)[1]	6.000	04/01/2045	864,029
3,695,000	Sabine River Authority, TX Pollution Control (TXU Electric Company)[3,9,10]	6.150	08/01/2022	—
4,315,000	Spring, TX Independent School District[1]	5.000	08/15/2029	5,195,648
5,000,000	Spring, TX Independent School District[1]	5.000	08/15/2031	5,953,250
110,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.750	09/01/2027	107,650
485,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	6.000	09/01/2033	463,034
4,500,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	5,517,990
1,700,000	TX Public Finance Authority Charter School Finance Corp. (Cosmos Foundation)[1]	6.000	02/15/2030	1,878,959
370,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250	09/01/2036	372,216

20 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Texas (Continued)
$1,085,000	TX Public Finance Authority Charter School Finance Corp. (New Frontiers School)[1]	5.800%		08/15/2040	$1,153,301
					76,122,812

Utah—0.0%
275,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625		07/15/2037	275,014

Vermont—0.0%
350,000	Burlington, VT GO1	5.000		11/01/2027	389,473
445,000	Burlington, VT GO1	5.000		11/01/2032	488,615
					878,088

Virginia—2.0%
1,590,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)	5.250		07/15/2025	1,572,383
386,000	Celebrate, VA North CDA Special Assessment[4]	6.750		03/01/2034	266,340
3,131,000	Celebrate, VA South CDA Special Assessment[3]	6.250		03/01/2037	1,878,600
8,000,000	Chesapeake Bay, VA Bridge & Tunnel District[1]	5.000		07/01/2041	9,173,040
3,000,000	Chesapeake Bay, VA Bridge & Tunnel District[1]	5.000		07/01/2046	3,369,450
371,000	Farms New Kent, VA Community Devel. Authority Special Assessment[4]	5.125		03/01/2036	93,678
3,000,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.450		03/01/2036	757,500
750,000	Farms New Kent, VA Community Devel. Authority Special Assessment[4]	5.800		03/01/2036	189,375
900,000	New Port, VA CDA[3]	5.600		09/01/2036	414,000
3,240,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.450		09/01/2037	3,243,272
2,420,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)[1]	6.500		08/01/2038	2,466,343
950,000	VA College Building Authority (Regent University)[1]	5.000		06/01/2026	950,570
990,000	VA College Building Authority (Regent University)[1]	5.000		06/01/2029	990,168
585,000	VA College Building Authority Educational Facilities (Regent University)[1]	5.000		06/01/2036	559,658
35,170,000	VA Tobacco Settlement Financing Corp.	4.783	[5]	06/01/2047	2,737,633
134,770,000	VA Tobacco Settlement Financing Corp.	4.867	[5]	06/01/2047	9,474,331
					38,136,341

Washington—2.7%
75,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600		03/01/2028	75,017
2,330,642	Tacoma, WA Consolidated Local Improvements District No. 65	5.750		04/01/2043	2,333,392
3,920,000	Vancouver, WA Hsg. Authority (Springbrook Village Apartments)[1]	5.000		03/01/2025	4,264,098

21 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Washington (Continued)
$80,000	Vancouver, WA Hsg. Authority (Springbrook Village Apartments)[1]	5.000%		03/01/2025	$86,541
33,785,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[1]	6.375		10/01/2036	35,269,513
10,000,000	WA Health Care Facilities Authority (Fred Hutchinson Cancer Research Center)[1]	1.970	[13]	01/01/2042	10,027,200
					52,055,761

West Virginia—0.2%
1,960,000	Brooke County, WV (Bethany College)[1]	6.500		10/01/2031	1,983,696
1,885,000	Brooke County, WV (Bethany College)[1]	6.750		10/01/2037	1,903,662
					3,887,358

Wisconsin—1.7%
1,475,000	WI Center District, Series A1	5.000		12/15/2029	1,604,490
5,000,000	WI GO1	6.000		05/01/2036	5,362,050
615,000	WI H&EFA (Beloit College)[1]	5.000		07/01/2036	656,082
1,230,000	WI H&EFA (Beloit College)[1]	6.125		06/01/2035	1,381,782
750,000	WI H&EFA (Beloit College)[1]	6.125		06/01/2039	842,550
1,165,000	WI H&EFA (Richland Hospital)[1]	5.375		06/01/2028	1,165,874
17,260,000	WI H&EFA (SSM Health Care Corp.)[1]	5.250		06/01/2034	18,671,178
165,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.181	[5]	10/01/2042	82,634
465,000	WI Public Finance Authority (Las Ventanas Retirement Community)[1]	7.000		10/01/2042	467,446
200,000	WI Public Finance Authority (Las Ventanas Retirement Community)	36.060	[5]	10/01/2042	4,120
650,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)[1]	7.125		07/01/2042	669,636
460,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[1]	5.750		07/15/2032	498,474
350,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[1]	6.000		07/15/2042	377,692
					31,784,008

U.S. Possessions—7.1%
7,315,000	Puerto Rico Aqueduct & Sewer Authority	5.000		07/01/2033	4,663,312
1,885,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2029	1,201,687
5,400,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	3,462,750
1,925,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	1,232,000
4,515,000	Puerto Rico Commonwealth GO3	5.000		07/01/2020	1,322,985
2,610,000	Puerto Rico Commonwealth GO3	5.000		07/01/2023	769,950
5,000	Puerto Rico Commonwealth GO, AGC[1]	5.000		07/01/2034	5,016
3,000,000	Puerto Rico Commonwealth GO3	5.125		07/01/2028	885,000
3,000,000	Puerto Rico Commonwealth GO3	5.250		07/01/2023	885,000
4,020,000	Puerto Rico Commonwealth GO3	5.250		07/01/2030	1,185,900
1,250,000	Puerto Rico Commonwealth GO3	5.375		07/01/2030	368,750
500,000	Puerto Rico Commonwealth GO, NPFGC	5.500		07/01/2021	521,830
2,595,000	Puerto Rico Commonwealth GO3	5.500		07/01/2026	765,525

22 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$4,210,000	Puerto Rico Commonwealth GO3	5.500%	07/01/2039	$1,241,950
4,000,000	Puerto Rico Commonwealth GO3	5.625	07/01/2033	1,180,000
5,000,000	Puerto Rico Commonwealth GO3	5.750	07/01/2028	1,475,000
9,000,000	Puerto Rico Commonwealth GO3	5.750	07/01/2036	2,655,000
3,335,000	Puerto Rico Commonwealth GO3	5.750	07/01/2041	983,825
1,365,000	Puerto Rico Commonwealth GO, NPFGC[1]	6.000	07/01/2027	1,388,874
4,895,000	Puerto Rico Commonwealth GO3	6.000	07/01/2029	1,456,262
2,000,000	Puerto Rico Commonwealth GO3	6.000	07/01/2039	590,000
10,000,000	Puerto Rico Commonwealth GO3	6.000	07/01/2039	2,950,000
3,000,000	Puerto Rico Commonwealth GO3	6.000	07/01/2040	885,000
5,000,000	Puerto Rico Commonwealth GO3	6.500	07/01/2037	1,475,000
954,075	Puerto Rico Electric Power Authority[3]	10.000	07/01/2019	330,348
954,075	Puerto Rico Electric Power Authority[3]	10.000	07/01/2019	330,348
772,297	Puerto Rico Electric Power Authority[3]	10.000	01/01/2021	267,408
772,296	Puerto Rico Electric Power Authority[3]	10.000	07/01/2021	267,407
257,432	Puerto Rico Electric Power Authority[3]	10.000	01/01/2022	89,136
257,432	Puerto Rico Electric Power Authority[3]	10.000	07/01/2022	89,136
21,085,000	Puerto Rico Electric Power Authority, Series A3	5.000	07/01/2029	7,300,681
5,000,000	Puerto Rico Electric Power Authority, Series A3	6.750	07/01/2036	1,731,250
2,830,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250	07/01/2028	979,888
1,850,000	Puerto Rico Electric Power Authority, Series CCC[3]	5.000	07/01/2022	640,563
2,500,000	Puerto Rico Electric Power Authority, Series CCC[3]	5.000	07/01/2028	865,625
3,000,000	Puerto Rico Electric Power Authority, Series CCC[3]	5.250	07/01/2027	1,038,750
295,000	Puerto Rico Electric Power Authority, Series NN3	5.500	07/01/2020	102,144
30,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2023	30,002
260,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2024	258,528
4,000,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2025	3,912,640
3,000,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2026	1,038,750
4,500,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2032	1,558,125
5,000,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2037	1,731,250
1,690,000	Puerto Rico Electric Power Authority, Series VV, NPFGC	5.250	07/01/2025	1,679,353
1,500,000	Puerto Rico Electric Power Authority, Series VV3	5.500	07/01/2020	519,375
2,000,000	Puerto Rico Electric Power Authority, Series WW3	5.000	07/01/2028	692,500
1,985,000	Puerto Rico Electric Power Authority, Series WW3	5.250	07/01/2025	687,306
2,750,000	Puerto Rico Electric Power Authority, Series WW3	5.375	07/01/2023	952,187
5,000,000	Puerto Rico Electric Power Authority, Series WW3	5.500	07/01/2020	1,731,250
5,000,000	Puerto Rico Electric Power Authority, Series WW3	5.500	07/01/2021	1,731,250
3,050,000	Puerto Rico Electric Power Authority, Series WW3	5.500	07/01/2038	1,056,062
1,670,000	Puerto Rico Electric Power Authority, Series XX3	5.250	07/01/2040	578,238
410,000	Puerto Rico Electric Power Authority, Series ZZ3	5.250	07/01/2022	141,963
7,300,000	Puerto Rico Electric Power Authority, Series ZZ3	5.250	07/01/2024	2,527,625
405,000	Puerto Rico Electric Power Authority, Series ZZ3	5.250	07/01/2025	140,231
40,000	Puerto Rico Highway & Transportation Authority, FGIC[11]	5.000	07/01/2022	22,900

23 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$20,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.000%		07/01/2033	$18,592
10,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.000		07/01/2035	10,032
3,500,000	Puerto Rico Highway & Transportation Authority, Series M3	5.000		07/01/2046	704,375
65,000	Puerto Rico Infrastructure[3]	5.000		07/01/2041	2,762
850,000	Puerto Rico Infrastructure, FGIC[11]	5.500		07/01/2024	516,375
8,000,000	Puerto Rico Infrastructure, FGIC[11]	7.072	[5]	07/01/2030	2,022,160
750,000	Puerto Rico Infrastructure Financing Authority, FGIC[11]	5.500		07/01/2028	448,125
8,695,000	Puerto Rico Infrastructure Financing Authority, FGIC[11]	6.065	[5]	07/01/2031	2,082,279
2,405,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[1]	5.625		07/01/2022	1,930,013
1,230,000	Puerto Rico ITEMECF (Polytechnic University), ACA[1]	5.000		08/01/2032	1,178,168
190,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000		10/01/2022	162,294
3,300,000	Puerto Rico Public Buildings Authority[4]	5.000		07/01/2032	973,500
240,000	Puerto Rico Public Buildings Authority[4]	5.250		07/01/2042	70,800
4,940,000	Puerto Rico Public Buildings Authority[3]	5.375		07/01/2033	1,457,300
10,000,000	Puerto Rico Public Buildings Authority, NPFGC[1]	6.000		07/01/2028	10,173,700
2,000,000	Puerto Rico Public Buildings Authority[3]	6.000		07/01/2041	590,000
8,575,000	Puerto Rico Public Buildings Authority[4]	6.250		07/01/2026	2,529,625
1,000,000	Puerto Rico Public Buildings Authority[3]	6.250		07/01/2031	297,500
5,615,000	Puerto Rico Public Finance Corp., Series B3	5.500		08/01/2031	217,581
6,380,000	Puerto Rico Sales Tax Financing Corp.[3]	8.542	[5]	08/01/2023	732,807
270,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.000		08/01/2043	41,513
4,365,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.375		08/01/2039	671,119
17,650,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.500		08/01/2037	2,713,688
2,500,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.500		08/01/2042	384,375
20,215,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.750		08/01/2037	3,108,056
29,670,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	6.108	[5]	08/01/2044	5,792,177
15,000,000	Puerto Rico Sales Tax Financing Corp., Series A3	6.375		08/01/2039	2,306,250
7,000,000	Puerto Rico Sales Tax Financing Corp., Series A3	6.500		08/01/2044	1,076,250
50,000,000	Puerto Rico Sales Tax Financing Corp., Series A3	7.276	[5]	08/01/2034	2,431,500
18,875,000	Puerto Rico Sales Tax Financing Corp., Series A3	9.407	[5]	08/01/2036	852,584
2,080,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.000		08/01/2022	889,200
29,160,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.000		08/01/2040	12,465,900
3,000,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.250		08/01/2040	1,282,500
7,450,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.250		08/01/2041	1,145,438
2,205,000	Puerto Rico Sales Tax Financing Corp., Series C3	6.000		08/01/2042	339,019
3,685,000	Puerto Rico Sales Tax Financing Corp., Series C3	6.750	[2]	08/01/2032	566,569
32,560,000	Puerto Rico Sales Tax Financing Corp., Series C3	8.015	[5]	08/01/2038	1,329,425
1,305,000	University of Puerto Rico, Series P	5.000		06/01/2026	848,250
1,080,000	V.I. Public Finance Authority, Series A1	5.000		10/01/2032	1,144,822

24 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$2,500,000	V.I. Public Finance Authority, Series C	5.000%		10/01/2039	$1,475,000
					135,554,458
Total Municipal Bonds and Notes (Cost $2,296,873,855)					2,020,823,394

Corporate Bonds and Notes—0.0%
67,030	Las Vegas Monorail Co., Sr. Sec. Nts.[8,10,12]	5.500		07/15/2019	2,332
18,270	Las Vegas Monorail Co., Sub. Nts.[8,10,12]	5.500	[13]	07/15/2055	600

Total Corporate Bonds and Notes (Cost $135)					2,932

Total Investments, at Value (Cost $2,296,873,990)—105.7%					2,020,826,326
Net Other Assets (Liabilities)—(5.7)					(108,277,652)

Net Assets—100.0%					$1,912,548,674

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

4. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

5. Zero coupon bond reflects effective yield on the original acquisition date.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

7. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the

Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

8. Interest or dividend is paid-in-kind, when applicable.

9. Security received as the result of issuer reorganization.

10. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

11. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

12. Received as a result of a corporate action.

13. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

To simplify the listings of securities, abbreviations are used per the table below:

ACA	American Capital Access
AGC	Assured Guaranty Corp.
AHACHC	ARC/HDS Alamance Country Housing Corp.
AM&S	Academies of Math & Science
AM&SS	Academies of Math & Science South
ARC	Assoc. of Retarded Citizens
AWCC	American Water Capital Corp.

25 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

BH&HCG	Bristol Hospital & Health Care Group
BHDF	Bristol Hospital Development Foundation
BHlthC	Bristol Health Care
BHosp	Bristol Hospital
BHospital	Reading Hospital
CDA	Communities Devel. Authority
CHH	Chestnut Hill Hospital
COP	Certificates of Participation
DA	Dormitory Authority
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EF&CD	Environmental Facilities and Community Devel.
ELGS	Evangelical Lutheran Good Samaritan
ELGSF	Evangelical Lutheran Good Samaritan Foundation
ELGSS	Evangelical Lutheran Good Samaritan Society
EPBH	Emma Pendleton Bradley Hospital
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
GSSH	Georgia Southwestern University
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp
HDS	Housing Devel. Services
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFHS	Henry Ford Health System
HFMHCT	Henry Ford Macomb Hospital Corp.-Clinton Township
HFWH	Henry Ford Wyandotte Hospital
HHH&H	Healthalliance Home Health and Hospital
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JH	Jennersville Hospital
KAWC	Kentucky American Water Company
LVHM	Lehigh Valley Hospital-Muhlenberg
LVHN	Lehigh Valley Health Network
LVlyH	Lehigh Valley Hospital
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MSSA	Math & Science Success Academy
MTA	Metropolitan Transportation Authority
NPFGC	National Public Finance Guarantee Corp.
NPHC	Northeastern Pennsylvania Health Corp.
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PAS	Presence Ambulatory Services
PBH	Presence Behavioral Health
PC&SHN	Presence Central & Suburban Hospitals Network

26 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

PCHN	Presence Chicago Hospitals Network
PCTC	Presence Care Transformation Corp.
PHCr	Presence Home Care
PHFBT	Presence Health Food Foundation Board of Trustees
PHlth	Presence Health
PHN	Presence Health Network
PHospital	Phoenixville Hospital
PHP	Presence PRV Health
PHSsy	Pocono Health System
PLC	Presence Life Connections
PMCtr	Pocono Medical Center
PottsH	Pottstown Hospital
PPH	Presence PRV Health
PRC	Presence RHC Corporation
PRMC	Presence Resurrection Medical Center
PSFH	Presence Saint Francis Hospital
PSJHC	Presence Saint Francis Hospital-Chicago
PSM&EMC	Presence Saints Mary and Elizabeth Medical Center
PSSC	Presence Senior Services - Chicagoland
RHosp	Reading Hospital
RIH	Rhode Island Hospital
SBH	Sutter Bay Hospitals
SBMF	Sutter Bay Medical Foundation
SCHosp	Sutter Coast Hospital
SEBH	Sutter East Bay Hospitals
SHlth	Sutter Health
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SMCSJS	Schuylkill Medical Center South Jackson Street
SRehC	Simpson Retirement Communities
SRMC	Schuylkill Regional Medical Center
SVlyH	Sutter Valley Hospitals
SVMF	Sutter Valley Medical Foundation
SVNA&H	Sutter Visiting Nurse Association & Hospice
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
THlth	Tower Health
TMH	The Miriam Hospital
TSASC	TSASC, Inc.
UMHC	UMass Memorial Health Care
UMMC	UMass Memorial Medical Center
V.I.	United States Virgin Islands
WAFMH	W A Foote Memorial Hospital

27 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

1. Organization

Oppenheimer Rochester AMT-Free Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a

28 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

2. Securities Valuation (Continued)

security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

29 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$100,625,886	$—	$100,625,886
Alaska	—	213,831	—	213,831
Arizona	—	41,361,725	—	41,361,725
Arkansas	—	1,324,950	—	1,324,950
California	—	254,563,119	—	254,563,119
Colorado	—	39,194,495	—	39,194,495
Connecticut	—	594,506	—	594,506
Delaware	—	4,872,113	—	4,872,113
District of Columbia	—	18,978,514	—	18,978,514
Florida	—	145,723,890	—	145,723,890
Georgia	—	2,070,128	—	2,070,128
Idaho	—	63,336	—	63,336
Illinois	—	152,398,939	—	152,398,939
Indiana	—	33,399,103	—	33,399,103
Iowa	—	4,044,352	—	4,044,352
Kansas	—	2,215,681	—	2,215,681
Kentucky	—	30,722,593	—	30,722,593
Louisiana	—	65,061,849	—	65,061,849
Maine	—	7,876,340	—	7,876,340
Maryland	—	10,484,779	—	10,484,779
Massachusetts	—	28,215,743	—	28,215,743
Michigan	—	90,251,230	—	90,251,230
Minnesota	—	4,023,166	—	4,023,166
Mississippi	—	12,004,491	—	12,004,491
Missouri	—	24,740,540	—	24,740,540
Montana	—	2,342,000	—	2,342,000
Nebraska	—	10,519,201	—	10,519,201
Nevada	—	13,450,985	—	13,450,985
New Hampshire	—	49,385,400	—	49,385,400
New Jersey	—	74,362,173	—	74,362,173
New Mexico	—	2,044,243	—	2,044,243
New York	—	169,811,686	—	169,811,686
North Carolina	—	20,064	—	20,064
Ohio	—	117,585,747	—	117,585,747
Oklahoma	—	12,631,533	—	12,631,533
Oregon	—	852,878	—	852,878
Pennsylvania	—	116,927,387	—	116,927,387
Rhode Island	—	2,074,472	—	2,074,472
South Carolina	—	20,489,640	—	20,489,640
South Dakota	—	1,648,215	—	1,648,215
Tennessee	—	12,958,631	—	12,958,631
Texas	—	76,122,812	—	76,122,812
Utah	—	275,014	—	275,014

30 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
Vermont	$—	$878,088	$—	$878,088
Virginia	—	38,136,341	—	38,136,341
Washington	—	52,055,761	—	52,055,761
West Virginia	—	3,887,358	—	3,887,358
Wisconsin	—	31,784,008	—	31,784,008
U.S. Possessions	—	135,554,458	—	135,554,458
Corporate Bonds and Notes	—	—	2,932	2,932

Total Assets	$—	$2,020,823,394	$2,932	$2,020,826,326

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table Investments, at Value:
Municipal Bonds and Notes
Alaska	$55,500	$(55,500)
Arkansas	1,111,696	(1,111,696)
Florida	9,740,040	(9,740,040)
Illinois	1,899,734	(1,899,734)
Iowa	37,000	(37,000)
Maryland	269,136	(269,136)
Montana	2,337,902	(2,337,902)
Ohio	1	(1)
South Carolina	4,721,787	(4,721,787)
Virginia	1,030,250	(1,030,250)
Wisconsin	3,780	(3,780)

Total Assets	$21,206,826	$(21,206,826)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate

31 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a

32 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

3. Investments and Risks (Continued)

corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire

33 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $69,415,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $198,311,223 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $120,115,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 3,480,000	FL COP (Dept. of Management Services) Tender Option Bond Series 2015-XF0020 Trust	10.480%	8/1/28	$3,891,719
4,000,000	Greater Orlando, FL Aviation Authority Tender Option Bond Series 2015-XF2019 Trust[3]	12.650	10/1/32	5,538,120
4,000,000	Houston, TX Airport System Tender Option Bond Series 2015-XF0240 Trust[3]	17.675	7/1/39	4,444,560

34 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 4,250,000	Hudson Yards, NY Infrastructure Corp. Tender Option Bond Series 2017-XF0549-1 Trust	8.548%	2/15/37	$5,737,755
3,750,000	Hudson Yards, NY Infrastructure Corp. Tender Option Bond Series 2017-XF0549-2 Trust	8.548	2/15/39	5,022,413
5,000,000	IL Finance Authority (Northwestern Memorial Hospital/Northwestern Memorial Healthcare Obligated Group) Tender Option Bond Series 2015-XF0022 Trust	16.060	8/15/39	6,569,950
1,555,000	IL Finance Authority Tender Option Bond Series 2015-XF2122 Trust[3]	12.900	5/15/29	1,691,342
10,000,000	MA GO Tender Option Bond Series 2016-XF0530 Trust	7.131	12/1/35	13,737,100
3,650,000	MI Hospital Finance Authority Tender Option Bond Series 2015-XF2129 Trust[3]	16.711	12/1/23	4,416,354
10,745,000	NH H&EFA (LRG Healthcare) Tender Option Bond Series 2015-XF0037 Trust	9.439	10/1/34	12,221,578
5,215,000	NH H&EFA Tender Option Bond Series 2015- XF2144 Trust[3]	19.746	4/1/38	7,371,663
2,500,000	Orange County, FL School Board Tender Option Bond Series 2015-XF2013 Trust[3]	14.083	8/1/34	3,229,675
3,335,000	San Francisco, CA City & County COP Tender Option Bond Series 2015-XF2033 Trust[3]	9.868	10/1/33	4,323,994

				$78,196,223

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semi annual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $120,115,000.

35 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$627,077
Sold securities	3,609,908

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$328,974,577
Market Value	$119,162,709
Market Value as % of Net Assets	6.23%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

36 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

4. Market Risk Factors (Continued)

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

37 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester AMT-Free Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/11/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/11/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	12/11/2017